Description of the Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Description of the Business and Summary of Significant Accounting Policies
Unaudited Interim Financial Information

Unaudited Interim Financial Information

These unaudited financial statements have been prepared in accordance with the generally accepted accounting principles in the United States (“U.S. GAAP”) for interim reporting. Accordingly, certain notes or other information that are normally required by U.S. GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited financial statements. Accordingly, the unaudited financial statements should be read in connection with the Company’s audited financial statements and related notes as of December 31, 2019 and for the two years ended December 31, 2019 and 2018. The accompanying interim financial statements are unaudited; however, in the opinion of management they include all normal and recurring adjustments necessary for a fair presentation of the Company’s unaudited financial statements for the periods presented.

The accompanying unaudited financial statements include the accounts and operations of the Company.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes all changes in equity during a period from non-owner sources. Through September 30, 2020, there are no components of comprehensive loss which are not included in net loss; therefore, a separate statement of comprehensive loss has not been presented.

Deferred Offering Costs

Deferred Offering Costs

The Company has capitalized qualified legal, accounting and other direct costs related to its proposed merger with Flying Eagle Acquisition Corp., a Delaware corporation (“FEAC”). Deferred offering costs are included in other assets on the balance sheets and will be deferred until the completion of the merger with FEAC, at which time they will be deducted from the combined companies’ additional paid-in capital. If the Company terminates its planned merger or there is a significant delay, all of the deferred offering costs will be immediately written off to operating expenses. As of September 30, 2020, $13.5 million of deferred offering costs were capitalized.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenues and expenses during the periods presented. Estimates are used in several areas including, but not limited to, stock-based compensation and the redemption value of redeemable convertible preferred stock. The Company bases these estimates on historical experience and on various other assumptions that it believes  are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Actual results could differ materially from these estimates.